Revenue	6 Months Ended
Jun. 30, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Revenue:

16.Revenue:

Revenue Recognition

Revenues are recognized when control of the promised services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those services.

The following table disaggregates our revenue by type of contact (voyage charter or time charter) and per reportable segments:

	Six-month period ended June 30, 2017
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$-	$-	$2,930	$-	$2,930
Time charter revenues	20,714	3,819	676	50	25,259
Total Revenues	$20,714	$3,819	$3,606	$50	$28,189

	Six-month period ended June 30, 2018
	Drybulk Segment	Offshore Support Segment	Tanker Segment	Gas Carrier Segment	Consolidated
Voyage charter revenues	$689	$-	$17,889	$-	$18,578
Time charter revenues	44,592	-	3,258	20,883	68,733
Total Revenues	$45,281	$-	$21,147	$20,883	$87,311

The Company earns revenues from voyage charters and time charters.

Time charters: The Company generates its revenues from charterers for the charter hire of its vessels, which are considered to be operating lease arrangements.

Voyage charter: The Company transfers control of the service to the customer and satisfies its performance obligation over the term of the contract, and therefore recognizes revenue over the term of the contract while related costs are expensed as incurred. Voyage charters are contracts to carry cargoes on a single voyage basis for a predetermined price, regardless of time to complete (Note 2). The remaining duration of our voyage charters based on those in place as of June 30, 2018 was less than one year.

Trade Accounts Receivable & Contract Liabilities

Accounts receivable are recorded when the right to consideration becomes unconditional. The increase/ (decrease) of accounts receivables were in general due to normal timing differences between our performance and the customers’ payments.

The Company has recorded deferred revenues when cash payments are received in advance of our performance, including amounts which are refundable. The decrease in the deferred revenue balance for the six months ended June 30, 2018 is primarily due to $865 of revenues recognized that were included in the deferred revenue balance as of December 31, 2017 and no cash payments received in advance as of June 30, 2018.

Our trade accounts receivable and liabilities consist of:

	December 31, 2017	June 30, 2018
Trade Accounts Receivable, net of allowance for doubtful receivables	$14,526	$15,942

Deferred Revenue	$865	$-

Practical Expedients and Exemptions

We generally expense commissions when incurred because the amortization period would have been one year or less (Note 2). These costs are recorded within voyage expenses.

We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less, in accordance with the optional exception in ASC 606.